Asset Impairment, Restructuring and Other Special Charges - Narrative (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Intangible asset impairments	$ 19.9	$ 94.5	$ 32.2
Fixed asset impairments	$ 44.0